Convertible Loan (Details) $ in Thousands	2 Months Ended
Jun. 30, 2018 USD ($)
Statement Line Items [Line Items]
Balance	$ 6,385
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Balance	500
Finance income	205
Balance	$ 705